UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06674
                 -----------------------------------------------

                          THE GREATER CHINA FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              51 West 52(nd) Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                              51 West 52(nd) Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                               John Donovan, Esq.
                                White & Case LLP
                           1155 Avenue of the Americas
                               New York, NY 10036

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------


THE GREATER CHINA FUND, INC.
================================================================================

INTERIM REPORT OF THE INVESTMENT MANAGER

For the six months ended June 30, 2005

OVERVIEW
The markets in general were trapped in a trading range for most of the first half of 2005 although the markets had a strong rally towards the end of the six-month period in June. The red chips performed better than the "H" shares, as China Mobile, the largest red chip, performed well while the "H" shares were dragged down by disappointing earnings and the depressed domestic "A" and "B" share markets. Hong Kong stocks also traded within a tight range for the first five months of the year but attempted to break out towards the end of June.

PERFORMANCE
The Greater China Fund outperformed the reference index for the six-month period ending June 30, 2005, with a return of 6.6% on Net Asset Value (NAV) versus the reference index, MSCI Zhong Hua Index (the "Index"), which returned 4.1%. All returns are measured on a gross dividend basis.

The performance of our portfolio benefited from a few major positions. First, we were overweight relative to the Index in information technology stocks early in the year when the stocks were still significantly undervalued and underowned. These stocks performed very well in the review period as they rebounded from very low levels as there were signs that the technology cycle had bottomed, as we expected. Stocks such as ASM Pacific, Solomon Systech, Hon Hai Precision, and Media Tek were major performance contributors. Second, our holding in China's largest oil stock, PetroChina also did well due to rising oil prices and a low valuation compared to global peers. Third, our exposures in selective high quality industrial/export stocks in Hong Kong continued to add value, such as Kingboard Chemicals (electronic component manufacturers), Pico Far East (exhibition organizer), Glorious Sun Enterprises (apparel manufacturer and retailer), and Top Form International (apparel manufacturer and retailer). Lastly, we were underweight relative to the Index in several large cap Hong Kong blue chips, such as Cheung Kong Holdings, Hutchison Whampoa, SHK Properties and other developers, which did not perform well in the review period due to interest rate hikes and USD strengthening.

ECONOMIC AND STRATEGY REVIEW
The Chinese economy showed some softening signs this year, as impacts of the credit tightening measures started to emerge. GDP growth for Q1 and Q2 '05 stayed at 9.5%, but fixed asset investment growth started to moderate on the back of China's efforts to cool down overinvestment in selective sectors. The property sector, in particular, has been the focus so far, with more anti-speculation measures being issued by the authorities lately to prevent a housing bubble from developing. These measures target Shanghai in particular, as much of the international "hot money", speculating on a Renminbi ("Rmb") revaluation, has been parked in Shanghai's property market. Turnover has declined

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                                        1
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THE GREATER CHINA FUND, INC.
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INTERIM REPORT OF THE INVESTMENT MANAGER

continued

subsequently and prices have started to fall. Inflation also showed some sign of weakness, falling from a high of 4-5% in Q3 '04 to below 2%. With lowering inflationary pressure, China has maintained its interest rate unchanged so far this year.

The tension with the Western economies over trade and currency issues has intensified in the first half of 2005 and negotiations have been taking place among different parties to agree on mutually beneficial terms. China is likely to offer some economic and political benefits to the West to sooth the tensions, such as easier access to its domestic market, facilitations for foreign enterprises to acquire domestic enterprises, and support on anti-terrorism. Its dominant position in the global manufacturing and export marketplace is likely to remain strong as it has become difficult for Western countries to source from other countries given China's scale and expertise. The call for a Rmb revaluation reignited again over the review period. While it is difficult to call the timing of revaluations, we continued to believe that the revaluation would likely be below market expectations of a 5% adjustment, and that the currency would be pegged to a basket of currencies without any disclosure of the component weights*.

In Hong Kong, the domestic recovery remains intact but growth will soften this year as we enter the mid-cycle. In particular, Hong Kong has been delaying rate hikes and the gap between the Hong Kong rates and US rates has widened. Lately, Hong Kong has accelerated its rate hikes and we believe this will continue into the second half of 2005. The underlying economy, however, remains strong due to an improving labor market and strong liquidity inflows.

A noted development that investors have to pay attention to is the possibility of a lowering in political tension between Taiwan and China after the separate visits to China by two major opposition party leaders from Taiwan, Mr. Lien and Mr. James Soong. In particular, Mr. Lien, leader of Taiwan's Kuomingtang (KMT), and China's party chief Mr. Hu, agreed to cooperate in curbing the pro-independence movement in Taiwan. This signaled a reconciliation between the KMT and the Communist Party after more than 50 years of a split. President Chen of the Democratic Progressive Party in Taiwan has started to soften his tone on China after these visits. We believe the political risk premium on Taiwan may be lowered as the relationship between the two sides starts to thaw.

------------
* After this report was written, China revalued the Rmb, changing its exchange rate from Rmb 8.27/US$1 to Rmb 8.11/US$1, representing a 2.1% appreciation, which was in line with our expectation. Also, the Rmb will be pegged to a basket of currencies going forward, which is also as we expected.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

INTERIM REPORT OF THE INVESTMENT MANAGER

concluded

In terms of strategy, we look to rebuild our positions in Hong Kong domestic sectors, such as property developers, as the market will look forward and start to price in a peaking in interest rates, while these stocks have been rangebound throughout the first half of 2005. We remain committed to quality industrial stocks as they continue to benefit from China's secular trend. We also prefer shipping related stocks as they are likely to benefit from the resolution of trade issues between China and the Western countries.

BARING ASSET MANAGEMENT (ASIA) LIMITED
Hong Kong
July 21, 2005

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                                        3

THE GREATER CHINA FUND, INC.
================================================================================

TOP TEN EQUITY HOLDINGS
As of June 30, 2005
(Unaudited)

                                                           Percentage of
                                                              Net Assets
------------------------------------------------------------------------
Kingboard Chemical Holdings Ltd.                                     6.7%
PetroChina Co. Ltd. "H"                                              6.4
Hong Kong & China Gas Co. Ltd.                                       4.8
Cosco Pacific Ltd.                                                   3.5
Techtronic Industries Co.                                            3.4
Top Form International Ltd.                                          3.0
Hon Hai Precision Industry Co. Ltd.                                  2.9
ASM Pacific Technology                                               2.9
Henderson Investment Ltd.                                            2.3
Guoco Group Ltd.                                                     2.3
                                                                    ----
   TOTAL                                                            38.2%

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                                        4
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THE GREATER CHINA FUND, INC.
================================================================================

INDUSTRY DIVERSIFICATION

As of June 30, 2005
(Unaudited)

                                                           Percentage of
                                                              Net Assets
------------------------------------------------------------------------
EQUITIES
   Automobiles                                                       0.2%
   Conglomerates                                                     3.5
   Consumption                                                      10.5
   Electrical & Electronics                                         14.4
   Energy                                                            8.1
   Financials                                                        9.2
   Machinery & Engineering                                           1.9
   Media                                                             0.3
   Miscellaneous                                                     7.3
   Real Estate                                                       9.1
   Technology                                                       12.0
   Telecommunication                                                 1.5
   Transportation                                                    9.8
   Utilities                                                        10.0
                                                                   -----
      TOTAL EQUITIES                                                97.8
   INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED            14.4
                                                                   -----
      TOTAL INVESTMENTS                                            112.2
   LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS                 (12.2)
                                                                   -----
   NET ASSETS                                                      100.0%

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                                        5

THE GREATER CHINA FUND, INC.
================================================================================

PORTFOLIO OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                        Value
  Shares      Description                                            (Note 1)
              EQUITIES -- 97.8%

              CHINA -- 29.9%

              AUTOMOBILES -- 0.2%
   701,192    Chongqing Changan
              Automobile Co. Ltd. "B" .......................     $    386,135
                                                                  ------------
              CONGLOMERATES -- 3.5%
 4,204,000    Cosco Pacific Ltd.(1) .........................        8,167,676
                                                                  ------------
              CONSUMPTION -- 0.9%
 6,000,000    Kingway Brewery Holdings Ltd. .................        2,084,365
                                                                  ------------
              ELECTRICAL & ELECTRONICS -- 1.4%
10,000,000    Great Wall Technology Co. Ltd. "H"(2)..........        2,122,965
12,500,000    Skyworth Digital Holdings Ltd.(3) .............        1,095,659
                                                                  ------------
                                                                     3,218,624
                                                                  ------------
              ENERGY -- 8.1%
19,904,000    PetroChina Co. Ltd. "H"(1) ....................       14,725,398
 4,170,000    Sinopec Zhenhai Refining and
                 Chemical Co. Ltd. "H"(1) ...................        3,943,503
                                                                  ------------
                                                                    18,668,901
                                                                  ------------
              MACHINERY & ENGINEERING -- 1.9%
 2,478,000    Dongfang Electrical
                 Machinery Co. Ltd. "H" .....................        2,343,406
 1,893,998    Weifu High-Technology Co. Ltd. "B" ............        1,917,843
                                                                  ------------
                                                                     4,261,249
                                                                  ------------
              MISCELLANEOUS -- 3.6%
 1,259,000    Weichai Power Co. Ltd. "H" ....................        3,725,739
 1,708,000    Weiqiao Textile Co. Ltd. "H" ..................        2,406,361
 1,404,800    Yanzhou Coal Mining Co. Ltd. "H"(1)............        1,102,562
 5,076,000    Zijin Mining Group Co. Ltd. "H" ...............        1,129,865
                                                                  ------------
                                                                     8,364,527
                                                                  ------------
              TELECOMMUNICATIONS -- 1.5%
 9,876,000    China Telecom Corp. Ltd. "H" ..................        3,526,167
                                                                  ------------
              TRANSPORTATION -- 5.9%
 6,000,000    Anhui Expressway Co. "H"(1) ...................        4,091,532
 4,115,000    China International Marine
                 Containers (Group) Co. Ltd. "B" ............        3,759,127
 1,484,000    China Merchants Holdings
                 International Co. Ltd.(1) ..................        2,883,166
 3,824,000    China Shipping Development
                 Co. Ltd. "H"................................        2,902,878
                                                                  ------------
                                                                    13,636,703
                                                                  ------------
              UTILITIES -- 2.9%
 8,420,000    China Resources Power
                 Holdings Co. Ltd.(1)........................        4,685,512
 6,000,000    Tianjin Capital Environmental
                 Protection Co. Ltd. "H" ....................        2,045,766
                                                                  ------------
                                                                     6,731,278
                                                                  ------------
              Total China....................................       69,045,625
                                                                  ------------
              HONG KONG -- 56.9%

              CONSUMPTION -- .1%
 4,000,000    Bonjour Holdings Ltd.(2).......................        1,929,968
19,372,000    Bossini International Holdings Ltd.(2).........        3,913,208
   407,000    Esprit Holdings Ltd.(1) .......................        2,945,613
10,500,000    Glorious Sun Enterprises Ltd.(2)...............        4,795,970
26,000,000    Leroi Holdings Ltd.(3)(4) .....................          577,060
11,404,000    Playmates Holdings Ltd. .......................        2,215,608
                                                                  ------------
                                                                    16,377,427
                                                                  ------------
              ELECTRICAL & ELECTRONICS -- 11.5%
 4,852,820    Kingboard Chemical Holdings Ltd................       15,422,329
 3,000,000    Matsunichi Communication
                 Holdings Ltd.(2)(4) ........................          741,108
 3,093,000    Techtronic Industries Co.(1) ..................        7,800,004
16,474,000    Topsearch International
                 Holdings Ltd.(2) ...........................        2,034,835
 6,888,000    Wang Sing International
                 Holdings Group Ltd.(2) .....................          655,818
                                                                  ------------
                                                                    26,654,094
                                                                  ------------

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                                        6

THE GREATER CHINA FUND, INC.
================================================================================

                                                                        Value
  Shares      Description                                            (Note 1)
              HONG KONG -- (concluded)

              FINANCIALS -- 9.2%
   506,000    Guoco Group Ltd. ..............................     $  5,240,892
   163,900    Hang Seng Bank Ltd. ...........................        2,235,340
 3,813,000    Henderson Investment Ltd. .....................        5,249,397
   139,200    HSBC Holdings PLC .............................        2,229,808
 3,796,000    JCG Holdings Ltd.(2) ..........................        3,931,705
 5,934,000    Pacific Century Insurance Holdings Ltd. .......        2,443,185
                                                                  ------------
                                                                    21,330,327
                                                                  ------------
              MEDIA -- 0.3%
 2,028,000    Oriental Press Group Ltd. .....................          600,085
                                                                  ------------
              MISCELLANEOUS -- 3.7%
 9,861,482    Pico Far East Holdings Ltd.(2) ................        1,611,405
24,000,000    Top Form International Ltd.(2) ................        6,870,686
                                                                  ------------
                                                                     8,482,091
                                                                  ------------
              REAL ESTATE -- 9.1%
 6,300,000    Far East Consortium International Ltd.(1) .....        2,654,671
 1,310,000    Great Eagle Holdings Ltd. .....................        3,286,735
   489,000    Henderson Land Development Co. Ltd ............        2,340,501
 9,400,000    Hon Kwok Land Investment Co. Ltd.(2) ..........        2,751,491
 1,833,000    Hong Kong Land Holdings Ltd. ..................        5,114,070
 9,519,600    New World China Land Ltd.(4) ..................        3,092,708
 1,824,000    Shun Tak Holdings Ltd.(1) .....................        1,748,397
                                                                  ------------
                                                                    20,988,573
                                                                  ------------
              TECHNOLOGY -- 5.0%
 1,410,000    ASM Pacific Technology(1) .....................        6,603,578
 3,736,000    Solomon Systech International Ltd. ............        4,860,174
                                                                  ------------
                                                                    11,463,752
                                                                  ------------
              TRANSPORTATION -- 3.9%
   850,000    Kowloon Motor Bus Holding Ltd.(2) .............        4,921,418
 6,132,000    Singamas Container Holdings Ltd. ..............        4,220,994
                                                                  ------------
                                                                     9,142,412
                                                                  ------------
              UTILITIES -- 7.1%
 1,727,000    Cheung Kong Infrastructure Holdings Ltd. ......        5,121,794
 5,479,000    Hong Kong & China Gas Co. Ltd. ................       11,173,504
                                                                  ------------
                                                                    16,295,298
                                                                  ------------
              Total Hong Kong ...............................      131,334,059
                                                                  ------------
              TAIWAN -- 11.0%

              CONSUMPTION -- 2.5%
 2,376,000    Feng Tay Enterprise Co. Ltd.(2) ...............        2,751,790
 2,617,000    Holiday Entertainment Co. Ltd. ................        2,092,277
   573,460    Taiwan Familymart Co. Ltd.(2) .................          996,691
                                                                  ------------
                                                                     5,840,758
                                                                  ------------
              ELECTRICAL & ELECTRONICS -- 1.5%
 1,992,000    Au Optronics Corp. ............................        3,329,967
                                                                  ------------
              TECHNOLOGY - 7.0%
 1,271,946    Hon Hai Precision Industry Co. Ltd. ...........        6,611,949
   598,000    MediaTek Inc. .................................        5,187,265
 4,402,000    Siliconware Precision Industries Co. ..........        4,340,098
                                                                  ------------
                                                                    16,139,312
                                                                  ------------
              Total Taiwan ..................................       25,310,037
                                                                  ------------
              WARRANTS -- 0.0%

              HONG KONG -- 0.0%

              CONSUMPTION -- 0.0%
 2,280,800    Playmates Holdings Ltd.(4) ....................           93,906
                                                                  ------------
              Total Equities (cost $184,546,727) ............      225,783,627
                                                                  ------------

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                                        7

THE GREATER CHINA FUND, INC.
================================================================================

                                                                        Value
  Shares      Description                                            (Note 1)
              INVESTMENTS OF CASH COLLATERAL FROM SECURITIES
                 LOANED -- 14.4%
              MONEY MARKET FUNDS* -- 14.4%
 8,002,177    AIM Liquid Assets Portfolio, 3.22% ............     $  8,002,177
 1,315,963    AIM Prime Portfolio, 3.19% ....................        1,315,963
11,320,444    Barclays Prime Money
                 Market Fund, 3.14% .........................       11,320,444
        51    Scudder Money Market Fund, 3.14% ..............               51
 2,800,934    UBS Enhanced Yield
                 Portfolio 3.39%(5) .........................        2,800,934
 9,813,981    UBS Private Money Market
                 Fund LLC, 3.15%(5) .........................        9,813,981
                                                                  ------------
              Total Money Market Funds
                 (cost $33,253,550) .........................       33,253,550
                                                                  ------------
              TOTAL INVESTMENTS -- 112.2%
                 (cost $217,800,277) ........................      259,037,177
              Liabilities, in excess of Cash and
                 Other Assets -- (12.2)% ....................      (28,261,300)
                                                                  ------------
              NET ASSETS -- 100.0% ..........................     $230,775,877
                                                                  ============

--------------
(1)  Security, or a portion thereof, was on loan at June 30, 2005.
(2) Security is illiquid. These securities amounted to $40,029,058 or 17.35% of net assets.
(3) Security is being fair valued by a valuation committee under the direction of the Board of Directors. At June 30, 2005, the value of these securities amounted to $1,672,719 or 0.72% of net assets.
(4)  Non-income producing security.
(5)  Affiliated with the administrator of the Fund.
*    Rates shown reflect yield at June 30, 2005.

See Notes to Financial Statements.
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                                        8
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THE GREATER CHINA FUND, INC.
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
(Unaudited)

ASSETS
Investments in unaffiliated securities (cost $184,546,727)*                    $225,783,627
Investments of cash collateral from securities loaned (cost $33,253,550)**       33,253,550
Cash (including foreign currency with a cost of $1,455,128 and a
   value of $1,444,338)                                                           4,637,944
Receivables for securities sold                                                   3,103,970
Dividends and interest receivable                                                   785,452
Other assets                                                                         12,039
                                                                               ------------
      Total assets                                                              267,576,582
                                                                               ------------
LIABILITIES
Payable for cash collateral for securities loaned                                33,253,550
Payable for securities purchased                                                  3,043,080
Investment management fee payable                                                   234,799
Legal fee payable                                                                    91,362
Administration fee payable                                                           44,436
Directors' fees payable                                                               3,497
Accrued expenses                                                                    129,981
                                                                               ------------
      Total liabilities                                                          36,800,705
                                                                               ------------
NET ASSETS                                                                     $230,775,877
                                                                               ============
COMPOSITION OF NET ASSETS
Common stock, $0.001 par value; 12,597,503 shares issued and
   outstanding (100,000,000 shares authorized)                                 $     12,597
Paid-in capital in excess of par                                                168,584,948
Undistributed net investment income                                               3,937,947
Accumulated net realized gain on investments                                     17,012,579
Net unrealized appreciation of investments and other assets and
   liabilities denominated in foreign currency                                   41,227,806
                                                                               ------------
NET ASSETS                                                                     $230,775,877
                                                                               ============

Shares Outstanding                                                               12,597,503
                                                                               ------------
NET ASSET VALUE PER SHARE                                                            $18.32
                                                                                     ======

-------------
* Includes $30,956,649 of investments in securities on loan, at value. ** Includes $12,614,915 of investments in securities of a related entity.

See Notes to Financial Statements.
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                                        9
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THE GREATER CHINA FUND, INC.
================================================================================

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005
(Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $4,049)                    $ 4,425,382
Securities lending income (net)                                               177,780
Interest income                                                                16,224
                                                                          -----------
      Total investment income                                               4,619,386
                                                                          -----------
EXPENSES
Investment management fees                                                  1,391,804
Legal fees                                                                    274,977
Administration fees                                                           263,556
Directors' fees and expenses                                                  199,790
Custodian and accounting fees                                                 170,051
Reports and notices to shareholders                                            47,503
Audit and tax fees                                                             33,418
New York Stock Exchange listing fee                                            11,712
Transfer agent fees and expenses                                                3,297
Miscellaneous expenses                                                         21,817
                                                                          -----------
      Total expenses                                                        2,417,925
                                                                          -----------
Net investment income                                                       2,201,461
                                                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
   Investments                                                              9,324,935
   Foreign currency transactions                                               31,208
                                                                          -----------
                                                                            9,356,143
Net change in unrealized appreciation/depreciation of:
   Investments                                                              2,837,363
   Other assets and liabilities denominated in foreign currencies             (53,477)
                                                                          -----------
Net realized and unrealized gain on investments and
   foreign currency transactions                                           12,140,029
                                                                          -----------
NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS                     $14,341,490
                                                                          ===========

See Notes to Financial Statements.
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                                       10

THE GREATER CHINA FUND, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                             For the Six
                                                             Months Ended       For the Year
                                                            June 30, 2005          Ended
                                                             (Unaudited)      December 31, 2004
                                                            -------------     -----------------
INCREASE FROM INVESTMENT OPERATIONS
Net investment income                                        $  2,201,461         $  2,458,533
Net realized gain (loss) from:
   Investments                                                  9,324,935           27,351,279
   Foreign currency transactions                                   31,208              (19,065)
Net change in unrealized appreciation/depreciation of:
   Investments                                                  2,837,363          (15,231,022)
   Other assets and liabilities denominated in
      foreign currencies                                          (53,477)              43,136
                                                             ------------         ------------
Total increase from investment operations                      14,341,490           14,602,861
                                                             ------------         ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains
   from foreign currency transactions                             --                (2,621,540)
Net realized gains                                                --                (4,327,242)
                                                             ------------         ------------
Total dividends and distributions to shareholders                 --                (6,948,782)
                                                             ------------         ------------
COMMON STOCK TRANSACTIONS
Reinvestment of dividends resulting in
   issuance of Common Stock                                       --                    80,909
                                                             ------------         ------------
Net increase in net assets                                     14,341,490            7,734,988

NET ASSETS
Beginning of period                                           216,434,387          208,699,399
                                                             ------------         ------------
End of period (including undistributed
   net investment income of $3,937,947
   and $1,736,486, respectively)                             $230,775,877         $216,434,387
                                                             ============         ============

See Notes to Financial Statements.
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                                       11

THE GREATER CHINA FUND, INC.
================================================================================

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Greater China Fund, Inc. (the "Fund") was incorporated in Maryland on May 11, 1992, as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek long-term capital appreciation by investing substantially all of its assets in listed equity securities of companies that derive or are expected to derive a significant portion of their revenues from goods produced or sold or investments made or services performed in China. Investment operations commenced on July 23, 1992.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

VALUATION OF INVESTMENTS
The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers, Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix"systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "Board"). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are recorded on the trade date (the date on which the buy or sell order is executed). Realized gains and losses on investments and foreign currency transactions are calculated on the identified cost

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

basis. Dividend income and other distributions are recorded on the ex-dividend date. Occasionally, dividends are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis.

FOREIGN CURRENCY TRANSLATION
The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using WM/Reuters closing spot rates as of 4:00 p.m. London time on the following basis:

(i) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii) purchases and sales of investments, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain or loss is included in net realized gain or loss on investments.

Net foreign currency gain or loss from valuing foreign currency denominated assets and liabilities at period end exchange rates is reflected as a component of net unrealized appreciation or depreciation of other assets and liabilities denominated in foreign currency. Net realized foreign currency gain or loss is treated as ordinary income for income tax reporting purposes.

SECURITIES LENDING
The Fund may lend up to 27.5% of its total assets to qualified broker-dealers or qualified institutional investors. Under the terms of the securities lending agreement, the securities on loan are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 105% of the market value of the foreign securities on loan, which are marked to market daily. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is UBS Securities LLC, a wholly-owned indirect subsidiary of UBS AG. For the six months ended June 30, 2005, the Fund earned $177,780 and UBS Securities LLC earned $80,607 in compensation as the Fund's lending agent. At June 30, 2005, the Fund owed UBS Securities LLC $16,655 in compensation as the Fund's lending agent.

DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature,

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

such amounts are reclassified within the capital accounts based on their federal tax-basis treatment;temporary differences do not require reclassification.

TAX STATUS
   China
Presently, as a result of a ruling issued in July 1993 (the "July Ruling"), The People's Republic of China ("PRC") State Administration of Taxation determined that dividends paid on B shares and dividends received from a PRC company, the shares of which are listed on non-PRC securities exchanges, including dividends paid with respect to H shares, will not for the time being be subject to PRC withholding tax. However, there is no assurance that the July Ruling will remain in effect for the entire period that such shares are held by the Fund, as it is a temporary provision. Based on the July Ruling, capital gains from the sale of B shares and shares of a PRC company listed on a non-PRC securities exchange, including H shares, will not for the time being be subject to 20% withholding tax.

Capital gains with respect to debt securities of PRC companies are not covered by the July Ruling and may be subject to 10% withholding tax. The withholding tax on capital gains on debt securities was reduced from 20% to 10%, via a circular issued by the Chinese State Council on November 18, 2000. This circular is a temporary provision and does not specify the expiration date.

In the future, were the above provisions to be reversed, dividends received and capital gains derived with respect to investments in securities of PRC companies would be subject to withholding tax at a maximum rate of 20%, however lower treaty rates may apply.

   Hong Kong
Under current Hong Kong law, no income tax is charged on dividends or other distributions received by any person with respect to investments in Hong Kong securities. However, income received and gains realized by any person in the course of a trade, profession or business carried on in Hong Kong may be subject to Hong Kong profits tax. It is the intention of the Fund to conduct its affairs in such a manner that it will not be subject to such profits tax. To the extent that the Fund were to derive any profit from such a trade, profession or business, its profit from the trading of securities (including interest, dividends and capital gains) would be subject to profits tax, which is currently a flat rate of 17.5% for corporations.

   Other Foreign Countries
The Fund may be subject to certain taxes on dividends, capital gains and other income imposed by the other foreign countries in which it invests.

--------------------------------------------------------------------------------

NOTE 2  CONCENTRATION OF RISK

The Fund may have elements of risk, not typically associated with investments in the United States, due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

region. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable United States companies.

--------------------------------------------------------------------------------

NOTE 3  INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has an investment management agreement ("Investment Management Agreement") with Baring Asset Management (Asia) Limited (the "Investment Manager"), an indirect wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"). MassMutual is a diversified financialservices business with one of the largest life insurance businesses in the U.S. and an existing asset management business of US$350 bn. Under the terms of the Investment Management Agreement, the Investment Manager manages the Fund's investments in accordance with the Fund's investment objectives, policies and restrictions, and makes investment decisions on behalf of the Fund, including the selection of and the placing of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund. As compensation for its services, the Investment Manager receives a monthly fee, computed weekly, at an annual rate of 1.25% of the Fund's average weekly net assets.

On June 30, 2005, Shareholders approved the change in investment advisory fees from 1.25% per annum to the following breakpoint schedule effective July 1, 2005:

Average Weekly Net Assets     Advisory Fee
Under $250 million               1.25%
Over $250 million                1.00%

UBS Global Asset Management (US) Inc. (the "Administrator"), an indirect wholly-owned asset management subsidiary of UBS AG, has an administration agreement ("Administration Agreement") with the Fund. Under the terms of the Administration Agreement, the Administrator provides certain administrative services to the Fund. As compensation for its services, the Administrator receives a monthly fee, computed weekly, at an annual rate of 0.22% of the Fund's average weekly net assets up to $75 million and 0.20% of such net assets in excess of $75 million, subject to a minimum annual fee of $150,000.

The Board of Directors has appointed an employee of the Administrator to serve as Chief Compliance Officer of the Fund to perform duties required in accordance with the requirements of Rule 38a-1 of Investment Company Act ("CCO Agreement"). Under the terms of CCO Agreement, the Administrator receives a monthly fee, computed weekly, at an annual rate of 0.03% of the Fund's average weekly net assets as compensation for its services.

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                                       15

THE GREATER CHINA FUND, INC.
================================================================================

NOTE 4  TRANSACTIONS WITH AFFILIATES AND RELATED ENTITIES

The Investment Manager, out of its own assets, pays UBS Securities LLC a fee, accrued weekly and paid quarterly, in consideration for certain consulting and shareholder support services (not including advice or recommendations regarding the purchase or sale of investment securities) in accordance with the following schedule:

Average Weekly Net Assets
Under $125 million                  0.05%
$125 million up to $150 million     0.06%
$150 million up to $175 million     0.07%
$175 million up to $200 million     0.08%
$200 million up to $225 million     0.09%
Over $225 million                   0.10%

For the six months ended June 30, 2005, the Investment Manager, not the Fund, paid or accrued $107,874 to UBS Securities LLCfor such services. In addition, for the six months ended June 30, 2005, the Fund paid $5,015 in brokerage commissions to UBS Warburg Securities Ltd. for transactions executed on behalf of the Fund.

Certain employees of the Administrator and Investment Manager serve as officers of the Fund and an employee of UBS Financial Services, Inc., an indirect wholly-owned subsidiary of UBS AG, serves as a director of the Fund; however, they receive no compensation from the Fund.

The Fund invests in shares of the UBS Private Money Market Fund LLC ("Private Money Market Fund") and UBS Enhanced Yield Portfolio ("Enhanced Yield Portfolio"). Private Money Market Fund and Enhanced Yield Portfolio are funds managed by UBS Global Asset Management (US) Inc., the Fund's administrator.

Amounts relating to these investments for the six months ended June 30,2005 are summarized as follows:

                                                         Sales       Interest                       % of Net
Fund                                    Purchases       Proceeds      Income           Value         Assets
------------------------------------------------------------------------------------------------------------
UBS Enhanced Yield Portfolio           $ 2,800,934         --         $ 9,442        $2,800,934       1.2%
UBS Private Money Market Fund LLC       64,769,722     $56,398,630     85,159         9,813,981       4.3%

--------------------------------------------------------------------------------

NOTE 5  PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $108,920,764 and $109,433,113 respectively.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

NOTE 6  FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ending December 31, 2004 was as follows:

                                       2004
                                 ----------
Distributions paid from:
Ordinary income                  $2,621,540
Net realized gains                4,327,242
                                 ----------
                                 $6,948,782

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income   $ 4,037,381
Undistributed long-term gains     6,571,170
                                -----------
Accumulated earnings             10,608,551
Unrealized appreciation          37,228,291
                                -----------
Total accumulated earnings      $47,836,842

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending December 31, 2005.

For federal income tax purposes, the tax cost of investments and components of net unrealized appreciation of investments at June 30, 2005 were as follows:

Tax cost of investments        $184,546,727
                               ------------
Gross appreciation               51,476,562
Gross depreciation              (10,239,662)
                               ------------
Net unrealized appreciation
   of investments              $ 41,236,900

--------------------------------------------------------------------------------

NOTE 7 CAPITAL STOCK

There are 100,000,000 shares of $0.001 par value capital stock authorized. There were no transactions in shares of common stock for the six months ended June 30, 2005. For the year ended December 31, 2004, the Fund issued 4,454 shares in connection with the Fund's dividend reinvestment plan.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                For the
                                              Six Months                       For the Years Ended
                                                 Ended                             December 31,
                                             June 30, 2005   --------------------------------------------------------
                                              (Unaudited)      2004        2003        2002        2001        2000
                                             -------------   --------    --------    --------    --------    --------
Net asset value, beginning of period            $  17.18     $  16.57    $  10.06    $  10.59    $  10.84    $  11.47
                                                --------     --------    --------    --------    --------    --------
INCREASE (DECREASE) FROM INVESTMENT
   OPERATIONS
Net investment income                               0.17         0.20        0.27        0.09        0.04        0.06
Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                     0.97         0.96        6.50       (0.58)      (0.23)      (0.66)
                                                --------     --------    --------    --------    --------    --------
      Total from investment operations              1.14         1.16        6.77       (0.49)      (0.19)      (0.60)
                                                --------     --------    --------    --------    --------    --------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS
From net investment income and net realized
   gains from foreign currency transactions           --        (0.21)      (0.26)      (0.04)      (0.06)      (0.03)
From net realized gains                               --        (0.34)         --          --          --          --
                                                --------     --------    --------    --------    --------    --------
                                                      --        (0.55)      (0.26)      (0.04)      (0.06)      (0.03)
                                                --------     --------    --------    --------    --------    --------
Net asset value, end of period                  $  18.32     $  17.18    $  16.57    $  10.06    $  10.59    $  10.84
                                                ========     ========    ========    ========    ========    ========
Market value, end of period                     $  16.30     $  15.75    $  19.12    $   8.82    $   8.76    $   8.19
                                                ========     ========    ========    ========    ========    ========
TOTAL INVESTMENT RETURN(1)                         3.49%     (14.77)%     120.13%       1.15%       7.67%     (1.86)%
                                                ========     ========    ========    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)         $230,776     $216,434    $208,699    $126,640    $133,406    $136,562
Ratio of expenses to average net assets            2.15%*       2.28%       2.04%       2.17%       2.17%       2.01%
Ratio of net investment income
   to average net assets                           1.96%*       1.17%       2.20%       0.84%       0.36%       0.49%
Portfolio turnover                                   48%          66%         85%         38%         33%         53%

--------------
*   Annualized.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested, at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. Total investment return for periods of less than one year has not been annualized.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

SUPPLEMENTAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN
Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), each shareholder will be deemed to have elected, unless PFPC Inc. (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions, net of any applicable U.S. withholding tax, automatically reinvested in additional shares of the Fund by the Plan Agent. Shareholders who do not participate in the Plan will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the plan agent, as dividend-paying agent. Shareholders who do not wish to have dividends and distributions automatically reinvested should notify the Plan Agent. Dividends and distributions with respect to shares registered in the name of a broker-dealer or other nominee (in "street name") will be reinvested under the Plan unless such service is not provided by the broker or nominee or the shareholder elects to receive dividends and distributions in cash. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the Fund declares an income dividend or a capital gain distribution payable either in the Fund's Common Stock or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants valued at net asset value, or if the net asset value is less than 95% of the market price on the valuation date, then valued at 95% of the market price. If net asset value per share on the valuation date exceeds the market price per share on that date, the Plan Agent, as agent for the participants, will buy shares of Common Stock on the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of shares, the average per-share purchase price paid by the Plan Agent may exceed the net asset value of shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Plan Agent has completed its purchases, the Plan Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Plan Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy shares of the Fund's common stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant. The Plan Agent will forward to the participant any proxy solicitation material and will vote any shares of common stock it holds for the participant solely in accordance with the proxy the participant returns to the Fund.

There is no charge to participants for reinvesting dividends or capital gain distributions. There will be no brokerage charge with respect to shares issued directly by the Fund as a result of dividends or capital gain distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any U.S. income tax that may be payable on such dividends or distributions.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any dividend or distribution paid subsequent to notice of the termination sent to the members of the Plan at least 30 days before the record date for dividends or distributions. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to members of the Plan. All correspondence concerning the Plan should be directed to the Plan Agent c/o PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the plan, you may also contact the transfer agent directly at 1-800-331-1710.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Forms N-Q. The Fund's Forms N-Q are available on the Fund's website at http://www.greaterchinafund.com or on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-331-1710.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Fund's proxy voting policies and procedures, and its proxy voting record, without charge, upon request by contacting the Fund directly at 1-800-331-1710, online on the Fund's website:
http://www.greaterchinafund.com, or on the EDGAR Database on the SEC's website at http://www.sec.gov.

ANNUAL SHAREHOLDERS' MEETING

The Fund's annual meeting of shareholders was held on June 30, 2005. Shareholders voted to re-elect Mr. Richard B. Bradley and Mr. C. William Maher as Class II Directors and approved a new Investment Management Agreement between the Fund and Baring Asset Management (Asia) Ltd.

                                     For         Against      Withheld Authority
                                 ----------    ----------    --------------------
1. Election of Directors:
   Mr. Richard B. Bradley         9,216,463        --               86,630
   Mr. C. William Maher           9,184,896        --              118,197

In addition to the above Directors, Mr. Edward Y. Baker, Mr. John A. Hawkins, Mr. Jonathan J. K. Taylor, Mr. Tak Lung Tsim and Mr. John A. Bult continue to serve as Directors of the Fund.

                                     For         Against      Abstain
                                 ----------    ----------    ---------
2. Approval of New Investment
   Management Agreement:          9,128,285      88,926       85,882

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

BOARD OF TRUSTEES' CONSIDERATION OF THE FUND INVESTMENT MANAGEMENT AGREEMENT

On February 22, 2005 the Board of Directors (the "Board") approved and recommended to stockholders that they approve a new investment management agreement. Stockholders approved the new investment management agreement on June 30, 2005.

In connection with the Board's approval of the new investment management agreement several factors were considered. The Board reviewed the nature, extent and quality of the management services provided by Baring Asset Management
(Asia) Limited ("BAM") and in connection therewith received a report from BAM detailing the scope of BAM investment management operations, the breadth and depth of its management, investment and research personnel and the various support and administrative services that BAM provides to the Fund. BAM has acted as the Fund's investment manager since 1992, which has afforded the Board significant and continuing opportunity to evaluate the services provided to the Fund by BAM. The Board met with Wilfred Sit, the Fund's portfolio manager and Khiem Do, the head of Asian equities at BAM, regarding the impact of the acquisition of BAM by MassMutual on BAM and Mr. Sit's investment management team and solicited written assurances from senior management of BAM and MassMutual that the acquisition would not result in any change to the existing operations, resources and personnel of BAM. Based on its experience and familiarity with BAM and the foregoing review and analysis, the Board concluded that BAM can provide high quality investment management services to the Fund.

The Board also considered the investment performance of the Fund and in connection therewith reviewed, among other items, a report by UBS Securities LLC that included a comparison of the Fund's net asset value return over a one year, a three year and a five year period (in each case ending December 31, 2004) against the returns realized over comparable periods by four other United States listed, closed-end China region equity funds. The Fund was second of five over one year, fourth of five (but very close to both the third fund and the average of all five funds) over three years and third of five (but above the average of all five funds) over five years. The Board also reviewed the performance of the Fund's net asset value against a benchmark (the MSCI China (Free) Index before June 1, 2000 and the MSCI Zhong Hua (Free) Index thereafter) for the period from December 31, 1992 to January 28, 2005, which showed a positive total return (with dividends reinvested) of 5.9% per annum for the Fund versus a loss of 7.9% per annum for the benchmark.

The Board also evaluated the management fees payable to BAM and the benefits realized by BAM from its management arrangements with the Fund. In this connection, the Board reviewed a detailed report prepared by BAM on the costs to BAM of providing management and other services to the Fund (for the purposes hereof management staff costs were allocated directly to the Fund and support, compliance and overhead costs were allocated among managed accounts on a percentage of assets basis) and the profit margin earned by BAM thereon. The Board found such profit margin to be reasonable for the services provided. The Board also reviewed the management fees payable by other United States listed, closed-end China region funds (the two deemed most comparable to the Fund pay fees at the rate of 1% of net assets and 1.25% of net assets, respectively) and by other comparable accounts managed by BAM and its affiliates (BAM Asia's report showed that two emerging market retail funds had fee rates of 1.25% and 1.50% of net assets, respectively;an open-end China fund had fees of 2% of net assets plus a performance fee;and, while it was recognized that fees for pension fund and other institutional clients can vary depending on the breadth and size of the portfolio managed, the basic rate charged for managing a pension fund or institutional emerging market equity account is 1% of net assets and there is often an additional performance fee component). Finally, the Board considered
(i) the fact that BAM benefits from its management agreement with the Fund through its receipt, pursuant to soft dollar arrangements, of research and other services from brokers who execute trades for the Fund and other accounts managed by BAM and (ii) the more extensive regulatory and compliance requirements that BAM is subject to in connection with a United States listed managed

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

account like the Fund in comparison to its non-U.S. managed accounts and the costs that result therefrom. Based upon these inputs, the Board determined that 1.25% of average net assets was a reasonable fee for the management services BAM provides to the Fund based upon the current size of the Fund. The Board did, however, decide that it would like the Fund to benefit from economies of scale as the Fund grows in the future. Accordingly, the Board negotiated with BAM to reduce the 1.25% management fee rate applicable under the prior management agreement in the event the Fund's average net assets grow materially in the future. As a result of such negotiation, a new investment management agreement was adopted effective July 1, 2005 which provides for management fees at the rate of 1.25% of the Fund's average weekly net assets up to $250 million and 1.00% of such net assets in excess of $250 million.

================================================================================

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

   THE GREATER CHINA FUND, INC.
================================================================================
   SEMI-ANNUAL REPORT
   JUNE 30, 2005

[LOGO OF THE GREATER CHINA FUND]

DIRECTORS
Richard B. Bradley, Chairman
Edward Y. Baker
John A. Bult
John A. Hawkins
C. William Maher
Jonathan J.K. Taylor
Tak Lung Tsim

EXECUTIVE OFFICERS
Ronald G.M. Watt, President
Joseph T. Malone, Treasurer & Secretary
Rose Ann Bubloski, Vice President
Wilfred Sit, Vice President

Investment Manager
Baring Asset Management (Asia) Ltd.
19th Floor
Edinburgh Tower
15 Queen's Road Central
Hong Kong

ADMINISTRATOR
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

SHAREHOLDER SERVICING AGENT
PFPC Inc.
P.O. Box 43027
Providence, Rhode Island 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, New York 10036-6530

LEGAL COUNSEL
White & Case LLP
1155 Avenue of the Americas
New York, New York 10036

This report, including the financial statements herein, is sent to the shareholders of The Greater China Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices shares of its common stock in the open market.

           The Greater China Fund, Inc.
           c/o UBS Global Asset Management (US) Inc.
           51 West 52nd Street
           New York, New York 10019-6114
           WWW.GREATERCHINAFUND.COM
           For information call (212) 882-5977

Additional information (including updated net asset value and market price) may be obtained on the Fund's internet site.

ITEM 2. CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Richard B. Bradley, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Greater China Fund, Inc.

By:    /s/ Ronald G.M. Watt
       --------------------
       Ronald G.M. Watt
       President

Date:  September 1, 2005
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Ronald G.M. Watt
      --------------------
      Ronald G.M. Watt
      President
      (Principal Executive Officer)

Date: September 1, 2005
      -----------------

By:   /s/ Joseph T. Malone
      --------------------
      Joseph T. Malone
      Treasurer
      (Principal Financial Officer)

Date: September 1, 2005
      -----------------